Summary Prospectus dated February 1, 2016

as revised January 3, 2017

Calvert Aggressive Allocation Fund

Class /Ticker     A / CAAAX     C / CAACX     Y / CAIYX     I / CAGIX

This Summary Prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated February 1, 2016, as revised January 3, 2017 are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund, go to www.calvert.com/prospectus, email a request to Prospectusrequest@calvert.com, call 1-800-368-2745, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 34 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.37%	0.40%	1.77%	0.99%
Acquired fund fees and expenses	0.83%	0.83%	0.83%	0.83%
Total annual fund operating expenses	1.45%	2.23%	2.60%	1.82%
Less fee waiver and/or expense reimbursement(4)	(0.19)%	(0.22)%	(1.59)%	(0.91)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.26%	2.01%	1.01%	0.91%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that direct annual ordinary expenses exceed 0.43% for Class A shares, 1.18% for Class C shares, 0.18% for Class Y  shares and 0.08% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to direct annual ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same;

•

any expense limitation is in effect for the period indicated in the fee table above; and

•

the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$597	$894	$1,212	$2,112	$597	$894	$1,212	$2,112
Class C shares	$304	$676	$1,175	$2,547	$204	$676	$1,175	$2,547
Class Y shares	$103	$657	$1,238	$2,816	$103	$657	$1,238	$2,816
Class I shares	$9,286	$48,389	$90,019	$206,244	$9,286	$48,389	$90,019	$206,244

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 10% of its portfolio’s average value.

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including the responsible investing criteria described below.  The Fund may also invest in cash and short-term money market instruments.  The Fund invests in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

70% to 100% of Fund’s net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

0% to 30% of Fund’s net assets

In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 10% of Fund’s net assets	In cash and short-term money market instruments

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.

The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Calvert Aggressive Allocation Fund

Summary Prospectus dated February 1, 2016 as revised January 3, 2017

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert fixed-income and equity funds that consider environmental, social and governance factors in selecting their investments.

Principal Risks

Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic

Calvert Aggressive Allocation Fund

Summary Prospectus dated February 1, 2016 as revised January 3, 2017 growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a securities market benchmark index and a composite benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class I shares prior to May 20, 2016 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

For the ten years ended December 31, 2015, the highest quarterly total return for Class A was 16.87% for the quarter ended June 30, 2009 and the lowest quarterly return was -21.79% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015	One Year	Five Years	Ten Years
Class A Return Before Taxes	-4.92%	7.24%	4.11%
Class A Return After Taxes on Distributions	-8.09%	6.00%	3.32%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-0.52%	5.68%	3.24%
Class C Return Before Taxes	-2.28%	7.02%	3.31%
Class Y Return Before Taxes	-0.19%	8.29%	4.62%
Class I Return Before Taxes	-0.19%	8.29%	4.62%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
Aggressive Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	0.06%	9.50%	6.72%

*

The Fund also shows the Aggressive Allocation Composite Benchmark because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns. The Aggressive Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 64% Russell 3000® Index, 21% MSCI EAFE Investable Market Index, 5% MSCI Emerging Markets Index and 10% Bloomberg Barclays U.S. Aggregate Index. Prior to 3/3/15 the blend was comprised of: 64% Russell 3000® Index, 26% MSCI EAFE Investable Market† Index, and 10% Bloomberg Barclays U.S. Credit Index. Prior to 11/1/2015 the fixed income component was the Bloomberg Barclays U.S. Credit Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Calvert Aggressive Allocation Fund

Summary Prospectus dated February 1, 2016 as revised January 3, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Daniel R. Strelow, Vice President of CRM, has managed the Fund since December 31, 2016.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015.

Justin Bourgette, Vice President of CRM, has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2000

IRA Accounts        $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2000

IRA Accounts       $1000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Aggressive Allocation Fund

Summary Prospectus dated February 1, 2016 as revised January 3, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24137 1.3.17

Calvert Aggressive Allocation Fund

Summary Prospectus dated February 1, 2016 as revised January 3, 2017